Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Held-to-maturity securities
Amortized Value	$ 3,400,000	$ 3,400,000
Estimated fair value	3,400,000	3,400,000
Carrying Value	3,400,000	3,400,000
Available-for-sale securities
Amortized cost	5,330,814,000	5,018,996,000
Gross unrealized gains	11,143,000	4,072,000
Gross unrealized losses	(519,616,000)	(605,272,000)
Estimated fair value, Available for sale securities	4,822,341,000	4,417,796,000
Collateral Pledged
Available-for-sale securities
Amortized cost	1,836,634,000
Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	4,822,341,000	4,417,796,000
Reported Value Measurement
Available-for-sale securities
Amortized cost	4,822,341,000	4,417,796,000
US Treasury Securities
Available-for-sale securities
Amortized cost		49,752,000
Gross unrealized losses		(359,000)
US Treasury Securities | Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities		49,393,000
US Treasury Securities | Reported Value Measurement
Available-for-sale securities
Amortized cost		49,393,000
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost	5,169,813,000	4,805,735,000
Gross unrealized gains	9,541,000	3,145,000
Gross unrealized losses	(519,255,000)	(599,668,000)
Residential mortgage-backed securities | Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	4,660,099,000	4,209,212,000
Residential mortgage-backed securities | Reported Value Measurement
Available-for-sale securities
Amortized cost	4,660,099,000	4,209,212,000
US Government Corporations and Agencies Securities [Member]
Held-to-maturity securities
Carrying Value	959,421,000
Available-for-sale securities
Amortized cost		681,121
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Held-to-maturity securities
Carrying Value	3,700,678,000
Available-for-sale securities
Amortized cost		3,528,091
States and political subdivisions
Available-for-sale securities
Amortized cost	161,001,000	163,509,000
Gross unrealized gains	1,602,000	927,000
Gross unrealized losses	(361,000)	(5,245,000)
States and political subdivisions | Estimated Fair Value
Available-for-sale securities
Estimated fair value, Available for sale securities	162,242,000	159,191,000
States and political subdivisions | Reported Value Measurement
Available-for-sale securities
Amortized cost	162,242,000	159,191,000
Other Debt Obligations
Held-to-maturity securities
Amortized Value	3,400,000	3,400,000
Estimated fair value	3,400,000	3,400,000
Carrying Value	$ 3,400,000	$ 3,400,000